Summary of Significant Accounting Policies: Research and Development: Research and development costs - (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Research and development costs -
	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Research and development costs	$ 202,703	$ 134,296	$ 415,001